Separation from Kimberly-Clark - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 17, 2014
Business Acquisition [Line Items]
Cash distribution				$ 680,000,000		$ 0	$ 0
Spin-off
Business Acquisition [Line Items]
Transaction costs	$ 12,000,000	$ 11,000,000	$ 7,000,000		$ 89,000,000
Transaction costs, net of tax	$ 8,000,000	7,000,000			88,000,000
Unsecured debt | 6.25% Senior Notes
Business Acquisition [Line Items]
Proceeds from long-term debt								$ 250,000,000
Stated interest rate								6.25%
Secured Line of Credit | Credit facility
Business Acquisition [Line Items]
Borrowing capacity		640,000,000			640,000,000
Secured Line of Credit | Credit facility | Term loan facility
Business Acquisition [Line Items]
Borrowing capacity		$ 390,000,000			$ 390,000,000